Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2025	8.3	7.4	14.1	29.8
Additional provision in the period	6.4	—	1.8	8.2
Release of provision	(0.2)	(0.1)	(0.9)	(1.2)
Utilization of provision	(5.1)	—	(1.7)	(6.8)
Foreign exchange	(0.1)	—	—	(0.1)
Balance as of June 30, 2025	9.3	7.3	13.3	29.9

Analysis of total provisions:			June 30, 2025	December 31, 2024
Current			27.3	27.1
Non-current			2.6	2.7
Total			29.9	29.8